Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 31, 2023
Erroneous Compensation Analysis	The Compensation and Succession

Committee concluded that there was no erroneously awarded compensation requiring recovery under the Clawback Policy, because the restated amounts did not impact the achievement of any financial reporting measure used in determining incentive-based compensation of the covered executives for awards received by covered executive officers during the applicable lookback period.